Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 16 – SUBSEQUENT EVENTS

Management has evaluated all activity through March 30, 2020 and concluded that no subsequent events have occurred that would require recognition in these consolidated financial statements or disclose in the notes to these consolidated financial statements, other than those disclosed.

On July 1, 2020, the promissory note for $620,000, as discussed in Note 7, was extended to December 31, 2020 with the same terms and conditions.

On July 22, 2020, the related party promissory note for $42,092, as discussed in Note 8, was extended to March 31, 2021 with the same terms and conditions.

NOTE 17 – SUBSEQUENT EVENTS

Management has evaluated all activity through March 30, 2020 and concluded that no subsequent events have occurred that would require recognition in these consolidated financial statements or disclose in the notes to these consolidated financial statements, other than those disclosed.

In January 2020, the Company sold an additional $100,000, to Kettner Investments, LLC, a significant shareholder, under the Note and sold warrants to purchase up to an aggregate 100,000 shares of common stock to an investor under the Securities Purchase Agreement. See Note 10.

In February 2020, the Company sold an additional $50,000, to the CEO of MJNA, a significant shareholder, under the Note and sold warrants to purchase up to an aggregate 50,000 shares of common stock to an investor under the Securities Purchase Agreement. See Note 10.

On March 12, 2020, Kannalife, Inc., a Delaware corporation (the “Company”) entered into securities purchase agreements (the “Purchase Agreements”) with two different accredited investors (each an “Investor”, and together the “Investors”) pursuant to which each Investor purchased an 8% unsecured convertible promissory note (each a “Note”, and together the “Notes”) from the Company. The terms and conditions of each of the Notes are substantially the same. Each Note has a principal amount of $105,000 less a $5,000 original issue discount (“OID”) for a purchase price of $100,000, with a maturity date of March 12, 2021. All principal amounts and the interest thereon are convertible into shares of the Company’s common stock (the “Common Stock”) at the option of each Investor, after six (6) months from the date of the Notes.  These Notes have a variable conversion price and the Company expects to record embedded derivative liabilities.

In December 2019, a novel strain of coronavirus (Item 5-19) surfaced. The spread of COVID-19 around the world in the first quarter of 2020 has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies and, as such, the Company is unable to determine if it will have a material impact to its operations. The Company’s operations may be affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020, was declared a pandemic by the World Health Organization. The ultimate disruption which may be caused by the outbreak is uncertain; however, it may result in a material adverse impact on the Company’s financial position, operations and cash flows. Possible areas that may be affected include, but are not limited to, disruption to the Company’s labor workforce, unavailability of products and supplies used in operations, and the decline in value of assets held by the Company.